Income taxes (Tables)	12 Months Ended
Oct. 31, 2022
Income Tax Table [Abstract]
Schedule of Income Taxes
The recovery of income taxes differs from the amount obtained by applying the statutory Canadian Federal and Provincial income tax rates to the loss for the year as follows:

For the years ended October 31,	2022	2021	2020
Net loss for the year before tax	$(53.7)	$(226.6)	$(9.4)
Statutory tax rates	26.5%	26.5%	26.5%
	(14.2)	(60.0)	(2.5)
Change in unrecognized deferred tax amounts	18.4	8.8	2.4
Rate differential	0.5	—	—
Other	0.1	—	—
Non-deductible item and others	(4.8)	51.2	0.1
Income tax expense	—	—	—

Disclosure of deferred taxes	Accordingly, the Company has not recognized the following deferred income tax assets in the consolidated financial statements:

For the years ended October 31,	2022	2021	2020
Tax losses and credits carryforwards	$48.6	$14.3	$3.8
Share issuance costs	10.1	12.6	—
Convertible debt	—	0.3	—
Reserves and provisions	0.1	0.2	0.1
Other	2.5	0.1	—
Plant and equipment, due to differences in amortization	(10.4)	(2.7)	(0.2)
Convertible debt, due to differences in amortization	(7.6)	—	—
Right of use assets, net of lease liabilities	0.5	0.6	(0.1)
Total	$43.8	$25.4	$3.6
Deferred tax assets not recognized	$(43.8)	$(25.4)	$(3.6)
Deferred tax assets, net	—	—	—